Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Segment Disclosures
Information of revenue of reportable segment

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$428,760	$103,896	$178	$70	$532,904	$498,110
Post-acute/skilled nursing	38,003	360,808	98,450	—	497,261	398,218
Life science	288,151	—	—	4	288,155	235,355
Medical office	320,115	—	—	1,999	322,114	192,211
Hospital	83,128	—	1,236	—	84,364	78,798

Total	$1,158,157	$464,704	$99,864	$2,073	$1,724,798	$1,402,692

        For the year ended December 31, 2010:

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$331,828	$49,438	$364	$2,300	$383,930	$352,469
Post-acute/skilled nursing	37,242	—	121,703	—	158,945	37,042
Life science	276,762	—	—	4	276,766	228,270
Medical office	309,285	—	—	2,362	311,647	181,400
Hospital	83,491	—	38,096	—	121,587	78,661

Total	$1,038,608	$49,438	$160,163	$4,666	$1,252,875	$877,842

        For the year ended December 31, 2009

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$286,010	$51,495	$1,147	$2,789	$341,441	$335,980
Post-acute/skilled nursing	36,585	—	82,704	—	119,289	36,450
Life science	254,979	—	—	4	254,983	207,694
Medical office	306,297	—	—	2,519	308,816	175,818
Hospital	81,361	—	40,295	—	121,656	77,487

Total	$965,232	$51,495	$124,146	$5,312	$1,146,185	$833,429

(1)
Represents rental and related revenues, tenant recoveries, and resident fees and services.

(2)
NOI is a non-GAAP supplemental financial measure used to evaluate the operating performance of real estate. The Company defines NOI as rental revenues, including tenant recoveries, resident fees and services, and income from direct financing leases, less property level operating expenses. NOI excludes interest income, investment management fee income, depreciation and amortization, interest expense, general and administrative expenses, litigation settlement and provision, impairments, impairment recoveries, other income, net, income taxes, equity income from and impairments of investments in unconsolidated joint ventures, and discontinued operations. The Company believes NOI provides investors relevant and useful information because it measures the operating performance of the Company's real estate at the property level on an unleveraged basis. The Company uses NOI to make decisions about resource allocations and assess property level performance. The Company believes that net income is the most directly comparable GAAP measure to NOI. NOI should not be viewed as an alternative measure of operating performance to net income as defined by GAAP because it does not reflect the aforementioned excluded items. Further, the Company's definition of NOI may not be comparable to the definition used by other REITs, as those companies may use different methodologies for calculating NOI.

Reconciliation from NOI to reported net income

	Years ended December 31,
	2011	2010	2009
Net operating income from continuing operations	$1,402,692	$877,842	$833,429
Interest income	99,864	160,163	124,146
Investment management fee income	2,073	4,666	5,312
Depreciation and amortization	(356,623)	(311,008)	(315,736)
Interest expense	(419,337)	(288,538)	(298,600)
General and administrative	(96,150)	(83,046)	(77,899)
Litigation settlement and provision	(125,000)	—	(101,973)
(Impairments) recoveries	(15,400)	11,900	(75,389)
Other income, net	12,335	15,818	7,768
Income taxes	(1,249)	(412)	(1,910)
Equity income from unconsolidated joint ventures	46,750	4,770	3,511
Impairments of investment in unconsolidated joint venture	—	(71,693)	—
Total discontinued operations	4,539	23,933	43,492

Net income	$554,494	$344,395	$146,151

Reconciliation of company's assets to total assets

	December 31,
Segments	2011	2010
Senior housing	$5,911,352	$4,342,289
Post-acute/skilled nursing	5,644,472	2,133,640
Life science	3,886,851	3,709,528
Medical office	2,336,302	2,299,311
Hospital	757,618	770,038

Gross segment assets	18,536,595	13,254,806
Accumulated depreciation and amortization	(1,670,511)	(1,427,510)

Net segment assets	16,866,084	11,827,296
Real estate held-for-sale, net	4,159	20,961
Other non-segment assets	538,232	1,483,666

Total assets	$17,408,475	$13,331,923